Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) Customer Product	Dec. 31, 2018 USD ($) Customer Product	Dec. 31, 2017 CNY (¥) Customer Product	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Bank deposits maturity		3 months	3 months
Cash and cash equivalents		¥ 2,468,034		¥ 4,462,194		$ 358,961
Deferred revenue recognized	¥ 422,028
Impairment charges related to contract assets		0
Other operating income		253,697	$ 36,899	156,764	¥ 2,659
Value added tax incurred		1,136,034		812,249	367,635
Foreign currency adjustment gain loss		¥ 198,654	$ 28,893	(155,368)	175,963
Foreign Currency Exchange difference		Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 RMB6.8755 on the last trading day of 2018 (December 31, 2018) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.	Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 RMB6.8755 on the last trading day of 2018 (December 31, 2018) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.
Foreign currency translation exchange rate		6.8755				6.8755
Advertising expense		¥ 1,236,167		¥ 1,036,053	367,532
Share-based award, vesting period		4 years	4 years
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		20.00%				20.00%
Accounts receivable, payment terms on invoiced amounts		1 day	1 day
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		50.00%				50.00%
Contracts, original duration		1 year	1 year
Accounts receivable, payment terms on invoiced amounts		180 days	180 days
Self Developed Mobile Game [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service		77 days	77 days
Number of games | Product		4	4	8
Self Developed Mobile Game [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service				56 days
Self Developed Mobile Game [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service				79 days
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum		1 month	1 month
Contract period, maximum		1 year	1 year
Government Subsidies
Accounting Policies [Line Items]
Other operating income		¥ 223,995		¥ 141,688	¥ 2,000
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more of total revenues | Customer		0	0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents		¥ 2,008,000		¥ 4,116,000